Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Intangible Assets, Net [Line Items]
Intangible assets gross	$ 90,804	$ 80,377
Less: accumulated amortization	(43,202)	(33,283)
Intangible asset, net	47,602	47,094
Trademark right [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible assets gross	10,414	9,977
Copyright [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible assets gross	212	203
Patent right [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible assets gross	$ 80,178	$ 70,197